General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Professional fees	$ 1,432	$ 1,500	$ 1,390
Salary and related expenses	766	716	545
Director’s fees	241	239	111
Related NASDAQ IPO expenses			546
Funds raising expenses	260
Share-based payment	675	1,984	3,696
Insurance expenses	300	557	363
Office maintenance	129	102	91
Depreciation	115	104	84
Travel abroad	100	105	65
Others	45	68	46
Total	$ 4,063	$ 5,375	$ 6,937